Document And Entity Information	12 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Entity Central Index Key	0001953146
Document Type	N-CSR/A
Entity Registrant Name	CPG VINTAGE ACCESS FUND VI, LLC
Document Period End Date	Mar. 31, 2024
Amendment Description	Registrant is filing this amendment to its Form N-CSR for the fiscal year ended March 31, 2024 originally filed with the Securities and Exchange Commission on June 7, 2024 (Accession Number 0001213900-24-050683). The sole purpose of this amendment is to restate and refile the 2024 financial statements for CPG Vintage Access Fund VI due to a material error in classification of the Fund’s short-term investments in Money Market Funds. The effects of this restatement on the Fund’s financial statements for the annual period ended March 31, 2024 are described in Note 9 to the financial statements. For the convenience of the reader, we are refiling our entire report on Form N-CSR for the annual period ended March 31, 2024 by means of this amended Form N-CSR. However, except for the information affected by the restatement as described in Note 9, we have not updated the information contained herein for events or transactions occurring subsequent to the date of the original filing and as a result, such information continues to speak as of the date of the original filing.
Amendment Flag	true